TRADE AND OTHER RECEIVABLES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan amount	$ 431,960	$ 441,698
Loan interest rate	4.73%	4.73%
Third party [member]
IfrsStatementLineItems [Line Items]
Loan amount	$ 500,000
Loan maturity	maturity tenure of 3 years and collectible by the end of 3-year tenure
Loan interest rate	5.00%